Stockholders’ Equity (Details)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares kr / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 kr / shares shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares
Stockholders’ Equity (Details) [Line Items]
Discription of share capital							the Company’s total issued and outstanding common shares were 212,601,044 and 121,336,079 respectively with a par value $0.01 (DKK 0.05). The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.	The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.
Common shares (in Shares) | shares							18,067,963	48,420,891
Exchange for Cash							$ 2,869,000	$ 13,557,000
Issuance costs							$ 652,000	$ 4,429,000
Stockholders’ equity, description							9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period; as at December 31, 2020, the fair value of the warrants is $102;
Common stock, shares issued (in Shares) | shares	365,173,471			365,173,471	365,173,471		212,601,044	121,336,079	365,173,471
Conversion of debt								$ 5,787,000
Common shares (in Shares) | shares	120,891,157			120,891,157	120,891,157			230,000	120,891,157
Exercise of warrants								$ 18,000
Common shares (in Shares) | shares								22,603,910
Description of share capital				the share capital consists of 365,173,471 common shares of par value $0.01 (DKK 0.05) each (December 31, 2020: 212,601,044 shares of par value $0.01 (DKK 0.05 each)). The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.
Common share purchase warrants (in Shares) | shares	120,891,157
Warrants for per unit | (per share)	$ 0.1			$ 0.1	$ 0.1		$ 0.4	$ 0.7	kr 0.85	kr 33	kr 6
Common share purchase warrants value	$ 12,125,000
warrants exercisable | (per share)	$ 0.2				$ 170
Represents share issuance costs	$ 2,606
Treasury Stock Acquired, Purchase Price Significantly in Excess of Current Fair Value, Description	$0.10
Common shares (in Shares) | shares	271,660			271,660
Exercise of common stock purchase warrants	$ 16,000			$ 16,000
Common shares conversion of debt (in Shares) | shares	4,969,135	12,638,305		31,409,610		12,638,305
Conversion of debt value	$ 496,000	$ 1,921,000				$ 1,921,000
Warrants, description				120,891,157 common shares valued at $12,125 upon the issuance of 120,891,157 units of one common share and one share purchase warrant for $0.10 (SEK 0.85) per unit.		9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period and as at June 30, 2021 the fair value of the warrants is $95;
Conversion of debt value				$ 2,880,000
Common shares value		$ (79,000)	$ (105,000)				$ (652,000)	$ (4,429,000)
NCI in OV SPV2 ApS [Member]
Stockholders’ Equity (Details) [Line Items]
Exchange rate percentage						37.00%
Non-controlling Interest One [Member]
Stockholders’ Equity (Details) [Line Items]
Common shares (in Shares) | shares							25,936,599
Exchange for non controlling interest							$ 3,906,000
Exchange for non controlling interest, percentage							37.00%
Non-controlling Interest Two [Member]
Stockholders’ Equity (Details) [Line Items]
Common shares (in Shares) | shares							12,383,770
Exchange for non controlling interest							$ 2,029,000
Exchange for non controlling interest, percentage							16.09%
NCI in OV SPV2 ApS [Member]
Stockholders’ Equity (Details) [Line Items]
Common shares exchange (in Shares) | shares		25,936,599				25,936,599
Common shares value		$ 2,103,000				$ 2,103,000
Exchange rate percentage		37.00%
Share issuances [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued (in Shares) | shares							25,546,633
Conversion of debt							$ 3,002,000